Deferred revenues and contract liabilities	12 Months Ended
Dec. 31, 2018
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Deferred revenues and contract liabilities

Note 13. Deferred revenues and contract liabilities

Accounting policies

As disclosed in Note 3, non-refundable upfront payments are deferred and recognized as revenue over the period of the collaboration agreement.

Details of deferred revenues and contract liabilities

	As of December 31, 2017 as restated (*)	As of December 31, 2018
	$ in thousands
Deferred revenues and contract liabilities	27,975	20,454
Other	—	299

Total Deferred revenue and contract liabilities	27,975	20,754

Deferred revenues

The deferred revenues and contract liabilities correspond to upfront payments for the collaboration agreements with Les Laboratoires Servier and Pfizer Inc. The research period under the initial Pfizer/Allogene agreement stopped in June 2018.

Other

As of December 31, 2018, other deferred income corresponds to Tax increment financing related to Calyxt sale and leaseback transaction and recognized over the term of the lease.